Financial instruments - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Assets
Cash and cash equivalents	$ 8,913	$ 8,872	$ 9,015
Fair value
Assets
Cash and cash equivalents	8,913	8,872
Investments in equity shares and funds	257	318
Other investments, including loans	723	833
Trade and other financial receivables	3,677	3,913
Loans to equity accounted units	799	800
Forward, option and embedded derivatives contracts	267	59
Derivatives related to net debt	42	151
Liabilities
Trade and other financial payables	(7,928)	(8,113)
Forward, option and embedded derivatives contracts	(244)	(277)
Derivatives related to net debt	(304)	(231)
Other financial liabilities	(136)	(66)
Fair value | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	220	112
Liabilities
Forward, option and embedded derivatives contracts	(268)	(230)
Held at amortised cost
Assets
Cash and cash equivalents	6,125	5,147
Investments in equity shares and funds	0	0
Other investments, including loans	389	481
Trade and other financial receivables	2,712	2,469
Loans to equity accounted units	799	800
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Liabilities
Trade and other financial payables	(7,800)	(7,923)
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Other financial liabilities	(136)	(66)
Held at amortised cost | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	0	0
Liabilities
Forward, option and embedded derivatives contracts	0	0
Level 1 | Fair value
Assets
Cash and cash equivalents	2,788	3,725
Investments in equity shares and funds	120	179
Other investments, including loans	23	25
Trade and other financial receivables	3	4
Loans to equity accounted units	0	0
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Liabilities
Trade and other financial payables	0	0
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Other financial liabilities	0	0
Level 1 | Fair value | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	0	0
Liabilities
Forward, option and embedded derivatives contracts	0	0
Level 2 | Fair value
Assets
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	4	3
Trade and other financial receivables	962	1,440
Loans to equity accounted units	0	0
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	42	151
Liabilities
Trade and other financial payables	(128)	(190)
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	(304)	(231)
Other financial liabilities	0	0
Level 2 | Fair value | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	131	23
Liabilities
Forward, option and embedded derivatives contracts	(102)	(68)
Level 3 | Fair value
Assets
Cash and cash equivalents	0	0
Investments in equity shares and funds	137	139
Other investments, including loans	307	324
Trade and other financial receivables	0	0
Loans to equity accounted units	0	0
Forward, option and embedded derivatives contracts	267	59
Derivatives related to net debt	0	0
Liabilities
Trade and other financial payables	0	0
Forward, option and embedded derivatives contracts	(244)	(277)
Derivatives related to net debt	0	0
Other financial liabilities	0	0
Level 3 | Fair value | Not Designated As Hedging Instrument
Assets
Forward, option and embedded derivatives contracts	89	89
Liabilities
Forward, option and embedded derivatives contracts	$ (166)	$ (162)